Statutory Prospectus Supplement dated October 29, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares and Investor Class shares of Invesco Income Fund.

At the reconvened Special Meeting of Shareholders held on October 22, 2018 for Invesco Income Fund (the “Fund”), a series of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”), the shareholders approved the proposal to modify the fundamental concentration policy of the Fund to provide that the Fund will concentrate its investments in the real estate finance industry as described further herein. Accordingly, the following changes are made to the Fund’s Statutory Prospectus:

The following information is included as the second paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will invest more than 25% of its total assets in securities related to the real estate finance industry, including CMBS, RMBS, real estate investment trusts (“REITs”), other real estate-related securities, loans and other instruments that are secured by, or otherwise have exposure to, real estate, and, at times, may invest substantially more than 25% of its total assets in securities related to the real estate finance industry.”

The following information is included in alphabetical order under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“REIT Risk/Real Estate Risk. The Fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.”

The following information is included as the third paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund will invest more than 25% of its total assets in securities related to the real estate finance industry, including CMBS, RMBS, real estate investment trusts (“REITs”), other real estate-related securities, loans and other instruments that are secured by, or otherwise have exposure to, real estate, and, at times, may invest substantially more than 25% of its total assets in securities related to the real estate finance industry.”

The following information is included in alphabetical order under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:

“REIT Risk/Real Estate Risk. The Fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments may be affected by economic, legal, cultural,

environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.”

Statutory Prospectus Supplement dated October 29, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco Income Fund.

At the reconvened Special Meeting of Shareholders held on October 22, 2018 for Invesco Income Fund (the “Fund”), a series of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”), the shareholders approved the proposal to modify the fundamental concentration policy of the Fund to provide that the Fund will concentrate its investments in the real estate finance industry as described further herein. Accordingly, the following changes are made to the Fund’s Statutory Prospectus:

The following information is included as the second paragraph under the heading “Fund Summaries – Invesco Income Fund – Principal Investment Strategies of the Fund”:

“The Fund will invest more than 25% of its total assets in securities related to the real estate finance industry, including CMBS, RMBS, real estate investment trusts (“REITs”), other real estate-related securities, loans and other instruments that are secured by, or otherwise have exposure to, real estate, and, at times, may invest substantially more than 25% of its total assets in securities related to the real estate finance industry.”

The following information is included in alphabetical order under the heading “Fund Summaries – Invesco Income Fund – Principal Risks of Investing in the Fund”:

“REIT Risk/Real Estate Risk. The Fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.”

The following information is included as the third paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Income Fund – Objective(s) and Strategies”:

“The Fund will invest more than 25% of its total assets in securities related to the real estate finance industry, including CMBS, RMBS, real estate investment trusts (“REITs”), other real estate-related securities, loans and other instruments that are secured by, or otherwise have exposure to, real estate, and, at times, may invest substantially more than 25% of its total assets in securities related to the real estate finance industry.”

The following information is included in alphabetical order under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Income Fund – Risks”:

“REIT Risk/Real Estate Risk. The Fund concentrates its investments in the real estate finance industry. Investments in real estate related instruments may be affected by economic, legal, cultural,

environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations, the Fund may own real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Focus Risk. The Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.”

Statement of Additional Information Supplement dated October 29, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares and Investor Class shares of Invesco Income Fund.

At the reconvened Special Meeting of Shareholders held on October 22, 2018 for Invesco Income Fund (the “Fund”), a series of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Trust”), the shareholders approved the proposal to modify the fundamental concentration policy of the Fund to provide that the Fund will concentrate its investments in the real estate finance industry as described further herein. Accordingly, the following changes are made to the Fund’s Statement of Additional Information:

The following information replaces the first paragraph appearing under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Other Investments – Real Estate Investment Trusts (REITs)”:

“Real Estate Investment Trusts (REITs). Invesco High Yield Fund may invest in equity and/or debt securities and convertible debt securities issued by REITs. Invesco Global Real Estate Fund and Invesco Real Estate Fund may invest all of their total assets in equity (common stock, preferred stock, convertible securities), debt securities and/or convertible debt securities issued by REITs. Invesco Short Term Bond Fund may invest in debt securities and/or convertible debt securities issued by REITs. Invesco Income Fund may invest in equity and/or debt securities and convertible debt securities issued by REITs, other real estate-related securities, loans and other instruments that are secured by, or otherwise have exposure to, real estate.”

The following information replaces in its entirety the information appearing under fundamental restriction number 4 under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Fundamental Restrictions”:

“(4) The Fund (except for Invesco Global Real Estate Fund, Invesco Real Estate Fund and Invesco Income Fund) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to Invesco Government Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Invesco Global Real Estate Fund and Invesco Real Estate Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. For purposes of Invesco Global Real Estate Fund and Invesco Real Estate Fund’s fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

Invesco Income Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the real estate finance industry, including, without limitation, investments in residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), real estate investment trusts (“REITs”), other real estate-related securities, loans and other instruments that are secured by, or otherwise have exposure to, real estate.”

The following information replaces in its entirety the information appearing under non-fundamental restriction number 3 under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions”:

“(3) In complying with the fundamental restriction regarding industry concentration, the Fund (except for Invesco Global Real Estate Fund, Invesco Real Estate Fund and Invesco Income Fund) may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. The Invesco Government Money Market Fund, in complying with the fundamental restriction regarding industry concentration, may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry and may invest over 25% of its assets in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, and (iii) bank instruments. For purposes of Invesco Short Duration Inflation Protected Fund’s fundamental restriction regarding industry concentration, the United States Government shall not be considered an industry.”